COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Commitments Contingencies and Guarantess [Abstract]
Schedule of Assets and Portfolio Assets Brookfield & Partners have Agreed to Acquire
The following table lists the assets and portfolio of assets that Brookfield Renewable, together with institutional partners have agreed to acquire which are subject to customary closing conditions as at December 31, 2025:

Region	Technology	Capacity	Consideration	Brookfield Renewable Economic Interest	Expected Close
South Korea	Utility-scale solar	244 MW development	KRW70 billion ($50 million)	28%	Q1 2032
China	Wind	201 MW development	CNY503 million ($72 million)	20%	Q1 2026

Schedule of Letters of Credit Issued by Brookfield Renewable
Letters of credit issued by Brookfield Renewable along with institutional partners and its subsidiaries were as at the following dates:

(MILLIONS)	2025	2024
Brookfield Renewable along with institutional partners	$93	$74
Brookfield Renewable's subsidiaries	4,306	2,718
	$4,399	$2,792